LEASES	12 Months Ended
Sep. 30, 2023
Leases
LEASES

NOTE 14 — LEASES

Supplemental balance sheet information related to the Company’s operating leases was as follows:

	September 30, 2023	September 30, 2022

Operating lease right-of-use assets	$166,649	$49,145
Right-of-use assets - accumulated amortization	(21,748)	(6,571)
Right-of-use assets, net	$144,901	$42,574

Operating lease liabilities – current	$47,537	$15,833
Operating lease liabilities – non-current	97,364	26,741
Total operating lease liabilities	$144,901	$42,574

During the fiscal years ended September 30, 2023, 2022, and 2021, the Company incurred total ASC 842 operating lease expenses of $41,090, $56,690, and $7,274, respectively.

Office leases

Prior to August 2021, the Company had not directly entered into any office lease agreements. The lease expenses were paid by Zenapp on behalf of the Company, with an estimated amount of $4,200 for the fiscal year ended September 30, 2020, and approximately $3,850 for the period from October 2020 to August 2021. On August 20, 2021, the Company’s main operating subsidiaries in Malaysia started to lease office spaces from Zenapp, with an aggregate area of approximately 4,800 square feet, pursuant to three sub-tenancy agreements, each with a lease term from September 1, 2021 to August 31, 2023 and monthly rent of MYR10,000 (approximately $2,424). In the end of April 2022, the Company terminated the sub-tenancy agreements with Zenapp, and entered into lease agreements directly with Berjaya Steel Works Sdn Bhd and Woon Chun Yin for a term of one year from May 1, 2022 to April 30, 2023 with the monthly rent of MYR6,288, MYR6,288, and MYR6,800, respectively (approximately $1,460, $1,460, and $1,580, respectively). There was no penalty for the early termination of the sub-tenancy agreements. The sub-tenancy agreements with Woon Chun Yin may be renewed for successive two-year terms. In April 2023, the Company renewed the office lease agreement for an additional two years with a lease maturity date in April 2025, with the monthly rent of MYR 6,700, MYR 6,700, and MYR 7,100, respectively (approximately $1,500, $1,500, and $1,590, respectively).

The weighted average remaining lease terms and discount rates for all of office leases were as follows as of September 30, 2023 and 2022:

	September 30, 2023	September 30, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term	2.91 years	2.50 years
Weighted average discount rate *	5%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.

As of September 30, 2023, the maturities of operating lease liabilities were as follows:

12 months ending September 30,	Lease payment
2024	$46,487
2025	52,716
2026	38,314
2027	10,589
Total future minimum lease payments	148,106
Less: imputed interest	(5,078)
Total	$143,028

Equipment leases

Effective June 20, 2020, the Company entered into a 60-month lease for a photocopier. The monthly rent is approximately $95.

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2023 and 2022:

	September 30, 2023	September 30, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.67 years	2.67 years
Weighted average discount rate *	5%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.

As of September 30, 2023, the maturities of operating lease liabilities were as follows:

12 months ending September 30,	Lease payment
2024	$1,120
2025	840
Total future minimum lease payments	1,960
Less: imputed interest	(87)
Total	$1,873